Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Accumulated Other Comprehensive Income
Schedule of components of accumulated other comprehensive income, included in stockholders' equity

The components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2021	2020

	(In thousands)
Net unrealized gain on securities available-for-sale	$10,943	$14,561
Net unrealized loss for funded status of defined benefit plan liability	(2,127)	(2,810)
	8,816	11,751
Tax effect	(1,852)	(2,468)
Net-of-tax amount	$6,964	$9,283

Reclassification out of accumulated other comprehensive income

Reclassifications out of accumulated other comprehensive income during 2021 and 2020 and the affected line items in the Consolidated Financial Statements of Income were as follows:

	2021	2020

	(In thousands)
Realized gains on securities available-for-sale	$1,250	$2,593
Less provision for federal income taxes	263	544
Reclassification adjustment, net of taxes	$987	$2,049